SCHEDULE OF CHANGES IN LEVEL 3 WARRANT LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Changes in fair value	$ (45,094)		$ (45,094)
Closing balance	2,547,702		2,547,702
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance
Warrants issued in conjunction with convertible notes payable			2,592,796
Changes in fair value			(45,094)
Closing balance	$ 2,547,702		$ 2,547,702